Deposits	12 Months Ended
Dec. 31, 2013
Deposits
Deposits

(7)                     Deposits

The scheduled maturities of total time deposits as of the years ended December 31, 2013 and 2012 were as follows:

(in thousands)	2013	2012
Due within:
One year	$231,644	$280,477
Two years	58,844	65,220
Three years	30,767	23,482
Four years	12,662	11,984
Five years	16,087	12,139
Total	$350,004	$393,302

At December 31, 2013 and 2012, the Company had certificates and other time deposits in denominations of $100,000 or more with maturities as follows:

(in thousands)	2013	2012
Due within:
Three months or less	$32,647	$37,166
Over three months through six months	14,435	18,690
Over six months through twelve months	27,055	33,265
Over twelve months	37,530	31,656
Total	$111,667	$120,777

The Federal Reserve Bank required the Bank to maintain cash or balances of $1.3 million and $1.4 million at December 31, 2013 and 2012, respectively, to satisfy reserve requirements.

Average compensating balances held at correspondent banks were $315,000 and $1.6 million at December 31, 2013 and 2012, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.